Condensed consolidated statement of financial position (unaudited) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	$ 483	$ 512
Intangible assets and goodwill	914	916
Associates and joint venture	135	102
Deferred tax assets	56	56
Other investments	1,209	1,188
Loan receivables in the financial services segment	82	54
Deposits, prepayments and other assets	99	196
Non-current assets	2,978	3,024
Current assets
Inventories	48	49
Trade and other receivables	202	196
Loan receivables in the financial services segment	316	272
Deposits, prepayments and other assets	306	208
Other investments	2,169	1,905
Cash and cash equivalents	2,447	3,138
Current assets	5,488	5,768
Total assets	8,466	8,792
Equity
Share capital and share premium	22,933	22,669
Reserves	441	544
Accumulated losses	(17,109)	(16,764)
Equity attributable to owners of the Company	6,265	6,449
Non-controlling interests	78	19
Total equity	6,343	6,468
Non-current liabilities
Loans and borrowings	209	668
Provisions	18	18
Other liabilities	44	140
Deferred tax liabilities	22	20
Non-current liabilities	293	846
Current liabilities
Loans and borrowings	86	125
Provisions	39	39
Trade payables and other liabilities	952	925
Deposits from customers in the banking business	730	374
Current tax liabilities	23	15
Current liabilities	1,830	1,478
Total liabilities	2,123	2,324
Total equity and liabilities	$ 8,466	$ 8,792